Fair Value Measurements (Details) - Schedule of weighted-average assumptions made in estimating the fair value	Dec. 31, 2022	Sep. 21, 2022
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unvested founder share liability, measurement input	73.3	76.2
Expected term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unvested founder share liability, measurement input	4.7	5
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unvested founder share liability, measurement input	3.9	3.7